Finance costs	12 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Finance costs

12.	Finance costs

During the year, the Company incurred both cash and non-cash finance costs. The following table shows the split as included on the statement of income (loss).

	September 30, 2025			September 30, 2024
	Cash	Non-Cash	Total	Cash	Non-Cash	Total
Working capital facility	2,092	22	2,114	2,134	—	2,134
Issued to lender (note 14a)	—	—	—	—	30	30
Shares issued to consultants	—	—	—	—	169	169
Interest on VTB loan (note 11)	16	—	16	96	52	148
Promissory notes, accretion on promissory note and settlement fee on promissory note	14	—	14	—	76	76
Lease interest (note 13)	—	279	279	—	348	348
Changes in FV of derivative warrants	—	915	915	—	(1,334)	(1,334)
Accretion on government assistance	—	67	67	—	4	4
Accretion on government loans – TPC	—	114	114	3	487	490
Other finance cost	—	151	151	301	—	301
	2,122	1,548	3,670	2,534	(168)	2,366